1933 Act File No. 333-16157
1940 Act File No. 811-07925

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 37
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 38

WESMARK FUNDS

(Exact name of Registrant as Specified in Charter)

One Bank Plaza
Wheeling, West Virginia 26003
(Address of Principal Executive Offices)

(304) 234-9419
(Registrant’s Telephone Number)

Todd P. Zerega, Secretary
Perkins Coie LLP
700 13th Street, N.W.
Washington, D.C. 20005-3690
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ___________________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on ___________________ pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on ___________________ pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned in the City of Pittsburgh and Commonwealth of Pennsylvania on the 11th day of March, 2016.

WESMARK FUNDS

BY:	/s/ Todd P. Zerega
Todd P. Zerega
Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Robert E. Kirkbride	Chairman and Trustee	March 11, 2016
Robert E. Kirkbride*

/s/ Lawrence E. Bandi	Trustee	March 11, 2016
Lawrence E. Bandi*
/s/ J. Christopher Gardill	Trustee	March 11, 2016
J. Christopher Gardill*

/s/ Mark M. Gleason	Trustee	March 11, 2016
Mark M. Gleason**
/s/ Richard A. Hay	Trustee	March 11, 2016
Richard A. Hay*

/s/ David B. Ellwood	Chief Executive Officer and President	March 11, 2016
David B. Ellwood

/s/ Steven Kellas	Chief Financial Officer and Treasurer	March 11, 2016
Steven Kellas

*	Signature affixed by Sareena Khwaja-Dixon, Assistant Secretary of the registrant, pursuant to a Power of Attorney dated February 23, 2016.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase